Derivatives	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 4. Derivatives

Sunlight has entered into two agreements considered derivatives under GAAP that are subject to interest rate, credit, and/ or prepayment risks. Interest rate risk is sensitive to many factors, including governmental monetary and tax policies, domestic and international economic and political considerations, as well as other factors. Credit risk include a borrower’s inability or unwillingness to make contractually required payments. Prepayment risk includes a borrower’s payment, or lack of payment, of contractual Loan amounts prior to the date such amounts are contractually due.

In January 2019, Sunlight entered into an agreement with its Bank Partner to arrange Indirect Channel Loans for the purchase and installation of home improvements other than residential solar energy systems. The agreement (a) entitles Sunlight to cash flows collected from the portfolio of Indirect Channel Loans held by its Bank Partner in excess of a contractual rate, based upon one-month LIBOR plus a fixed spread, and (b) requires Sunlight to pay its Bank Partner for portfolio cash flows below such contractual rate. This contractual arrangement incorporates interest rate and credit risks related to the risk of default on Indirect Channel Loans held by its Bank Partner that results from a borrower’s inability or unwillingness to make contractually required payments.

In February 2021, Sunlight entered into an agreement with an Indirect Channel Loan Purchaser to purchase Indirect Channel Loans for the installation of home improvements other than residential solar energy systems. As part of that agreement, Sunlight is entitled to additional sale proceeds upon the prepayment of certain Indirect Channel Loans sold. This contractual arrangement incorporates prepayment risk related to loan prepayment rates below Sunlight’s expectations.

Sunlight’s derivative asset is recorded at fair value in the accompanying Consolidated Balance Sheets as follows:

		Successor	Predecessor
		December 31,	December 31,
	Balance Sheet Location	2021	2020
Contract derivative 1	Other assets	$1,076	$1,435
Contract derivative 2	Other assets	335	—
		$1,411	$1,435

The following table summarizes notional amounts related to derivatives:

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Contract derivative 1(a)	$38,879	$59,770
Contract derivative 2(b)	37,891	n.a.
(a)	Represents the carrying value of Indirect Channel Loans for the purchase and installation of home improvements other than residential solar energy systems held by Sunlight’s Bank Partner.
(b)	Represents the unpaid principal balance of the Loans at time of sale to the Indirect Channel Loan Purchaser for which Sunlight is entitled to income in the event of prepayment of the Indirect Channel Loan.

The following table summarizes all income (loss) recorded in relation to derivatives:

	Successor	Predecessor
	For the Period
	July 10, 2021 to	For the Period	For the Year
	December 31,	January 1, 2021 to	Ended December
	2021	July 9, 2021	31, 2020
Change in fair value of contract derivatives, net
Contract derivative 1	$573	$(932)	$1,435
Contract derivative 2	65	270	n.a.
	$638	$(662)	$1,435
Realized gains on contract derivatives, net
Contract derivative 1	$2,789	$2,950	$103
Contract derivative 2	77	42	n.a.
	$2,866	$2,992	$103